New York Life Insurance Company
51 Madison Avenue New York, NY 10010
Bus: 212-576-7558
Fax: 212-447-0569
E-mail : charles_a_whites@newyorklife.com
www.newyorklife.com
Charles A. Whites, Jr.
Vice President & Associate General Counsel
March 11, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account III

File No. 811-08904

Commissioners:

The Annual Reports dated December 31, 2024 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Variable Annuity Separate Account III of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of New York Life Investments VP Funds Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000887340, File No. 811-03833-01.

The Annual Reports for certain portfolios of AB® Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain portfolios of BlackRock® Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000355916, File No. 811-03290.

The Annual Reports for certain portfolios of BlackRock® Variable Series Funds II, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001738072, File No. 811-23346.

The Annual Reports for certain series of BNY Mellon Investment Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001056707, File No. 811-08673.

The Annual Reports for certain portfolios of BNY Mellon Sustainable U.S. Equity Portfolio, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000890064, File No. 811-07044.

The Annual Reports for certain portfolios of Columbia Funds Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000815425, File No. 811-05199.

The Annual Reports for certain portfolios of Columbia Funds Variable Series Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0001413032, File No. 811-22127.

The Annual Reports for certain portfolios of Delaware VIP® Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The Annual Reports for certain portfolios of Deutsche DWS Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual Reports for certain portfolios of Fidelity® Variable Insurance Products are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

Securities and Exchange Commission

The Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual Reports for certain portfolios of MFS® Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain portfolios of MFS® Variable Insurance Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000719269, File No. 811-03732.

The Annual Reports for certain portfolios of MFS® Variable Insurance Trust III are incorporated by reference as filed on Form N-CSR, CIK No. 0001065698, File No. 811-08879.

The Annual Reports for certain portfolios of Morgan Stanley Variable Insurance Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of Neuberger Berman Advisers Management Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000736913, File No. 811-04255.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain portfolios of Principal Variable Contracts Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000012601, File No. 811-01944.

The Annual Reports for certain portfolios of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Report for certain portfolios of Voya Variable Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000002664, File No. 811-02514.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel